Net Loss Per Share	6 Months Ended
Jun. 30, 2025
Net Loss Per Share [Abstract]
Net Loss Per Share
13.	Net Loss Per Share

As the Group incurred losses for the six months ended June 30, 2024 and 2025, the potential and restricted shares granted were anti-dilutive and excluded from the calculation of diluted net loss per share of the Company.

The following table sets unaudited forth the computation of basic and diluted net loss per share for the six months ended June 30, 2024 and 2025:

	For the six months ended June 30,
	2024	2025
Numerator :
Net loss attributable to TokenCat Limited’s shareholders	(40,675)	(675)
Denominator:
Weighted average number of ordinary shares outstanding, basic and diluted	421,273,519	564,269,444
Basic and diluted net loss per share attributable to TokenCat Limited’s shareholders	(0.10)	—